Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 241,006	¥ 200,117
Current		76,291,210	77,522,408
Total	[1]	76,532,216	77,722,525
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		80,961	50,075
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		14,422	18,545
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		145,623	131,497
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		160,330	166,660
Current		53,440,512	52,405,772
Total		53,600,842	52,572,432
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,568	11,172
Current		8,073,480	8,333,636
Total		8,086,048	8,344,808
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		39,475	39,428
Current		7,626,587	7,694,085
Total		7,666,062	7,733,513
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,648	9,718
Current		4,550,507	4,645,986
Total		4,560,155	4,655,704
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,156	12,940
Current		5,091,562	5,395,910
Total		5,100,718	5,408,850
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,318	2,708
Current		3,525,965	3,265,194
Total		3,528,283	3,267,902
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16
Current		3,579,260	3,632,481
Total		3,579,276	3,632,481
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		5,682,739	3,395,784
Total		5,682,739	3,395,784
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		83	29
Current		4,244,046	4,619,307
Total	[2]	4,244,129	4,619,336
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		87,066	90,665
Current		11,066,366	11,423,389
Total		11,153,432	11,514,054
Domestic | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		45,044	49,216
Domestic | 30-59 Days Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,467	1,555
Domestic | 30-59 Days Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,449	2,713
Domestic | 30-59 Days Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,030	2,479
Domestic | 30-59 Days Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,561	3,193
Domestic | 30-59 Days Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		279	594
Domestic | 30-59 Days Past Due | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16
Domestic | 30-59 Days Past Due | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		41
Domestic | 30-59 Days Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,201	38,682
Domestic | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		13,171	15,947
Domestic | 60-89 Days Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		41	163
Domestic | 60-89 Days Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,488	1,024
Domestic | 60-89 Days Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		572	223
Domestic | 60-89 Days Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		681	886
Domestic | 60-89 Days Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			81
Domestic | 60-89 Days Past Due | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		14
Domestic | 60-89 Days Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,375	13,570
Domestic | 90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		102,115	101,497
Domestic | 90 Days or More Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,060	9,454
Domestic | 90 Days or More Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		35,538	35,691
Domestic | 90 Days or More Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,046	7,016
Domestic | 90 Days or More Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,914	8,861
Domestic | 90 Days or More Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,039	2,033
Domestic | 90 Days or More Past Due | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28	29
Domestic | 90 Days or More Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,490	38,413
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		80,676	33,457
Current		22,850,698	25,116,636
Total		22,931,374	25,150,093
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,022,059	6,382,449
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		921,697	1,174,665
Foreign | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		35,917	859
Foreign | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,251	2,598
Foreign | 90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 43,508	¥ 30,000

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.